Goodwill and Other Intangible Assets (Carrying Amount of Other Intangible Assets by Major Class) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Intangible assets subject to amortization:
Finite-lived intangible assets	¥ 1,194,276	¥ 1,140,550
Intangible assets not subject to amortization:
Indefinite-lived intangible assets	8,089	8,051
Total	1,202,365	1,148,601
Software
Intangible assets subject to amortization:
Finite-lived intangible assets	822,524	788,471
Customer relationships
Intangible assets subject to amortization:
Finite-lived intangible assets	260,478	246,645
Core deposit intangibles
Intangible assets subject to amortization:
Finite-lived intangible assets	57,587	55,087
Trade names
Intangible assets subject to amortization:
Finite-lived intangible assets	41,807	40,012
Other
Intangible assets subject to amortization:
Finite-lived intangible assets	¥ 11,880	¥ 10,335